Changes in liabilities arising from financing activities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	$ 26,191	$ (461)
Non-cash changes	10,764	(24,225)
of which: foreign currency translation	3,467	(5,036)
of which: fair value changes	5,461	(12,629)
of which: hedge accounting and other effects	1,836	(6,560)
Balance	227,923	190,968	$ 215,655
Debt issued measured at amortized cost
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	7,979	(19,390)
Non-cash changes	2,306	(3,543)
of which: foreign currency translation	1,718	(2,233)
of which: hedge accounting and other effects	588	(1,310)
Balance	69,784	59,499	82,432
of which: short-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	7,181	(12,249)
Non-cash changes	428	(1,173)
of which: foreign currency translation	428	(1,173)
Balance	37,285	29,676	43,098
of which: long-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	798	(7,141)
Non-cash changes	1,878	(2,370)
of which: foreign currency translation	1,290	(1,061)
of which: hedge accounting and other effects	588	(1,310)
Balance	32,499	29,823	39,334
Debt issued designated at fair value
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	8,433	13,277
Non-cash changes	6,066	(12,895)
of which: foreign currency translation	1,033	(1,405)
of which: fair value changes	5,033	(11,490)
Balance	86,341	71,842	71,460
Over-the-counter debt instruments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	(122)	(251)
Non-cash changes	4	(193)
of which: foreign currency translation	(50)	(113)
of which: fair value changes	53	(80)
Balance	1,566	1,684	2,128
Funding from UBS Group AG
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	9,901	5,903
Non-cash changes	2,389	(7,595)
of which: foreign currency translation	766	(1,285)
of which: fair value changes	374	(1,060)
of which: hedge accounting and other effects	1,249	(5,250)
Balance	$ 70,232	$ 57,943	$ 59,635